Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	15 Months Ended	16 Months Ended	18 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended	28 Months Ended	30 Months Ended	31 Months Ended	33 Months Ended	34 Months Ended	36 Months Ended	37 Months Ended	39 Months Ended	40 Months Ended	42 Months Ended	43 Months Ended	45 Months Ended	46 Months Ended	48 Months Ended	49 Months Ended	51 Months Ended	52 Months Ended	54 Months Ended	55 Months Ended	57 Months Ended	58 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Feb. 22, 2021	Dec. 31, 2015	Mar. 31, 2021	Mar. 31, 2016	Jun. 30, 2021	Jun. 30, 2016	Sep. 30, 2021	Sep. 30, 2016	Dec. 31, 2021	Dec. 31, 2016	Mar. 31, 2022	Mar. 31, 2017	Jun. 30, 2022	Jun. 30, 2017	Sep. 30, 2022	Sep. 30, 2017	Dec. 31, 2022	Dec. 31, 2017	Mar. 31, 2023	Mar. 31, 2018	Jun. 30, 2023	Jun. 30, 2018	Sep. 30, 2023	Sep. 30, 2018	Dec. 31, 2023	Dec. 31, 2018	Mar. 31, 2024	Mar. 31, 2019	Jun. 30, 2024	Jun. 30, 2019	Sep. 30, 2024	Sep. 30, 2019	Dec. 31, 2024	Dec. 31, 2019	Mar. 31, 2025	Mar. 31, 2020	Jun. 30, 2025	Jun. 30, 2020	Sep. 30, 2025	Sep. 30, 2020	Dec. 31, 2025	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000005435
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,221		$ 10,681		$ 10,921		$ 11,162		$ 11,720		$ 12,214		$ 12,585		$ 13,319		$ 13,221		$ 13,535		$ 14,509		$ 13,177		$ 14,890		$ 15,799		$ 16,186		$ 17,264		$ 14,043		$ 16,279		$ 17,593		$ 19,670	$ 20,643	$ 22,135	$ 22,266	$ 24,792	$ 23,583	$ 20,964	$ 20,094	$ 22,255	$ 22,692	$ 23,777	$ 22,942	$ 25,293	$ 27,341	$ 27,774	$ 29,604	$ 28,707	$ 29,359	$ 30,916	$ 32,128	$ 32,915
C000012104
Account Value [Line Items]
Accumulated Value		10,000		10,216		10,669		10,901		11,133		11,681		12,165		12,526		13,251		13,141		13,445		14,403		13,071		14,763		15,653		16,024		17,079		13,879		16,083		17,366		19,405	20,350	21,806	21,919	24,389	23,185	20,596	19,731	21,841	22,255	23,305	22,472	24,757	26,742	27,152	28,922	28,028	28,645	30,144	31,309	32,057
C000166314
Account Value [Line Items]
Accumulated Value		500,000		511,071		534,201		546,365		558,712		586,669		611,522		630,441		667,500		662,751		678,675		727,811		661,298		747,458		793,259		813,024		867,338		705,629		818,406		884,636		989,452	1,038,766	1,114,185	1,121,119	1,248,716	1,188,289	1,056,739	1,013,140	1,122,624	1,144,899	1,200,040	1,158,256	1,277,405	1,381,295	1,403,696	1,496,705	1,451,759	1,485,290	1,564,454	1,626,393	1,666,999
C000225815
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,358		$ 11,125		$ 11,207		$ 12,498		$ 11,906		$ 10,601		$ 10,178		$ 11,291		$ 11,530		$ 12,102		$ 11,697		$ 12,915		$ 13,982		$ 14,227		$ 15,188		$ 14,753		$ 15,110		$ 15,937		$ 16,589		$ 17,024
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,097		10,362		10,818		11,274		11,921		12,280		12,842		13,656		13,568		14,095		15,099		12,940		14,757		15,361		15,540		16,954		13,410		16,364		17,871		20,495	21,796	23,592	23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,097		10,362		10,818		11,274		11,921		12,280		12,842		13,656		13,568		14,095		15,099		12,940		14,757		15,361		15,540		16,954		13,410		16,364		17,871		20,495	21,796	23,592	23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		500,000		504,841		518,121		540,907		563,676		596,049		614,023		642,092		682,784		678,383		704,764		754,971		646,994		737,854		768,069		776,999		847,685		670,521		818,221		893,559		1,024,747	1,089,787	1,179,583	1,178,384	1,287,709	1,219,738	1,016,027	970,666	1,040,379	1,115,082	1,208,602	1,169,276	1,310,429	1,441,725	1,488,091	1,580,787	1,622,413	1,545,804	1,715,707	1,855,986	1,900,583
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000		10,168		11,006		10,994		12,014		11,380		9,480		9,056		9,707		10,404		11,276		10,909		12,226		13,451		13,884		14,749		15,137		14,422		16,008		17,316		17,733
S&P 500 Index
Account Value [Line Items]
Accumulated Value		10,000		10,135		10,384		10,784		11,196		11,875		12,242		12,790		13,640		13,537		14,002		15,081		13,042		14,822		15,460		15,723		17,149		13,788		16,620		18,105		20,304	21,558	23,401	23,537	26,132	24,931	20,916	19,895	21,399	23,004	25,015	24,196	27,025	29,878	31,157	32,992	33,786	32,343	35,882	38,797	39,827
S&P 500 Index
Account Value [Line Items]
Accumulated Value		10,000		10,135		10,384		10,784		11,196		11,875		12,242		12,790		13,640		13,537		14,002		15,081		13,042		14,822		15,460		15,723		17,149		13,788		16,620		18,105		20,304	21,558	23,401	23,537	26,132	24,931	20,916	19,895	21,399	23,004	25,015	24,196	27,025	29,878	31,157	32,992	33,786	32,343	35,882	38,797	39,827
S&P 500 Index
Account Value [Line Items]
Accumulated Value		$ 500,000		$ 506,739		$ 519,181		$ 539,180		$ 559,800		$ 593,758		$ 612,094		$ 639,518		$ 682,013		$ 676,835		$ 700,077		$ 754,058		$ 652,111		$ 741,111		$ 773,007		$ 786,135		$ 857,437		$ 689,397		$ 831,021		$ 905,227		$ 1,015,195	$ 1,077,883	$ 1,170,030	$ 1,176,840	$ 1,306,611	$ 1,246,526	$ 1,045,822	$ 994,758	$ 1,069,973	$ 1,150,189	$ 1,250,740	$ 1,209,798	$ 1,351,243	$ 1,493,879	$ 1,557,874	$ 1,649,579	$ 1,689,320	$ 1,617,149	$ 1,794,104	$ 1,939,867	$ 1,991,370
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,265		$ 11,143		$ 11,207		$ 12,443		$ 11,871		$ 9,960		$ 9,473		$ 10,190		$ 10,954		$ 11,911		$ 11,521		$ 12,868		$ 14,227		$ 14,836		$ 15,709		$ 16,088		$ 15,401		$ 17,086		$ 18,474		$ 18,964